Finance Items - Schedule of Finance Items (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Finance Items [Abstract]
Interest income	$ 11,895	$ 8,518
Interest on lease obligation	157	126
Interest on convertible notes	12,178	4,707
Accretion of long-term deposit	1,021
Issuance costs of convertible notes allocated to derivative liabilities		1,741
Accretion of environmental rehabilitation liabilities	195	139
Total finance costs	13,551	$ 6,713
Total interest accretion on the convertible notes	12,180
Capitalized and recorded as mineral rights and properties	$ 1,910